Plan Description	12 Months Ended
Dec. 31, 2025
Stock Purchase and Savings Program
Plan Description
Plan Description

1. Plan Description

The Owens-Illinois, Inc. Stock Purchase and Savings Program (the “Plan”) was adopted by O-I Glass, Inc. (the “Company”) for the benefit of eligible U.S. salaried employees of the Company and certain of its subsidiaries and affiliates.

The Plan’s investments are held in the Owens-Illinois, Inc. Master Savings Trust (the “Trust”) administered by the O-I Glass, Inc. Employee Benefits Committee (the “Committee”). Effective January 1, 2025, the Plan’s Trustee is Fidelity Management Trust Company (previously John Hancock) (the “Trustee”) and recordkeeping is managed by Fidelity Workplace Services LLC (previously John Hancock) (the “Recordkeeper”), along with the assets of another defined contribution plan of the Company.

The Plan is a defined contribution plan which provides eligible employees, upon completion of the required service period, the opportunity to make contributions on a pretax basis and/or in the form of a designated Roth contribution, in specific percentages, within guidelines established by the Company. Participants are auto enrolled 30 days after first becoming eligible to participate in the Plan in the amount of a 4% contribution of their compensation on a pretax basis. This deemed election will remain in effect until such time as the participant elects to change the percentage of compensation deferred to the Plan. If a participant is automatically enrolled or affirmatively elects to defer a portion of eligible earnings less than 20%, the participant’s deferral percentage will automatically be increased by 1% each year, unless the participant opts out of such increases or the participant’s deferral percentage has been increased to 20% of their compensation. Participant contributions are immediately fully vested and may be divided at the participant’s discretion among the various investment options from 1% to 100%, with no limit on the number of options selected. A participant may elect to change the percentage of compensation to be contributed each pay period; any such changes shall be effective on the next pay period.

Effective January 1, 2025, the Company contributes to the Plan on behalf of each participant an amount equal to 100% of the first 4% of employee pretax and Roth contributions plus 50% of employee contributions between 4% and 6% (previously 50% of the participant’s pretax and Roth contributions each pay period, limited to 5% of such participant’s compensation received during that period). Company matching contributions are invested in the O-I Glass, Inc. Company Stock Fund. The Company also contributes an Employer Base Contribution to the Plan of 3% of the participant’s compensation. All Company contributions are immediately fully vested. Company contributions may be invested in the O-I Glass, Inc. Company Stock Fund, however, participants are allowed to transfer Company contributions from the Company Stock Fund at any time. Company contributions not invested in the O-I Glass, Inc. Company stock fund are invested in accordance with the participant’s current choice of investment options. All contributions are subject to certain limitations of the Internal Revenue Code (the “Code”).

In the Statements of Changes in Net Assets Available for Benefits for the year ended December 31, 2024, Other contributions represents qualified nonelective employer contributions related to the settlement of a class action lawsuit. This matter was fully resolved upon receipt of this contribution.

Each participant’s account is credited with the participant’s contributions and the Company’s matching contributions and allocations of plan earnings, and is charged with an allocation of administrative expenses. Plan earnings are allocated based on the participant’s share of net earnings or losses of their respective elected investment options. Allocations of plan administrative expenses are based on the participant’s account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

The Plan invests in common stock of the Company through its Company Stock Fund. The Company Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund. The Company has implemented a dividend pass through election for its participants.

Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. The Trustee is not permitted to vote any allocated shares for which instructions have not been given by a participant. The Trustee votes any unallocated shares in the same proportion as those shares that were allocated, unless the Committee directs the Trustee otherwise. Participants have the same voting rights in the event of a tender or exchange offer.

Within certain limitations, a participant may also transfer into the Plan a rollover contribution or other assets from another qualified plan.

With certain exceptions, participants may transfer existing fund balances among the various investment funds daily. Transfers into the Company Stock Fund will not be permitted until 90 days after the last transfer out. There are no restrictions on the frequency of transfers out of the Company Stock Fund. Effective January 1, 2025, participants are limited to allocating no more than 50% of their account balance to the Company Stock Fund.

Upon separation from service with the Company due to death, disability, retirement or termination, a participant may elect to receive either a lump sum or may elect installment payments on a monthly basis. The benefit to which a participant is entitled is the benefit that can be provided from the vested value of the participant’s account. In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan. Hardship withdrawals are strictly regulated by the Internal Revenue Service (“IRS”) and a participant must exhaust all available loan options and available distributions prior to requesting a hardship withdrawal.

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, (“ERISA”). Distributions would be made in accordance with the terms of the Plan document.

The information above is intended as a general description of the Plan’s operating guidelines.  Reference should be made to the Plan document for more specific provisions.